INCOME TAXES - Loss Carryforward (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 9,933	$ 9,304
IBS Integrated Business Solutions Consultoria
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	1,607	0
Grupo Assa Corp
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	41	0
Augmented Coding US, LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	557	106
Augmented Coding Spain, S.A
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	910	379
La Liga Content Protection S.L
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	367	0
Globant Portugal Unipessoal Lda
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	50	0
Globant Colombia S.A.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	385
Globant España S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	328	0
Sports Reinvention Entertainment Group S.L
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	1,890	3,669
Gut Agency LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	1,140	0
2027 | Dynaflows S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	149	0
2027 | IAFH Global S.A
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	3,192
2027 | Decision Support, S.A
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	173
2027 | BSF S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	309	0
2027 | Atix Labs, SRL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	19	192
2024 | IAFH Global S.A
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	74
2025 | IAFH Global S.A
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	528
2026 | Decision Support, S.A
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	549
2026 | Atix Labs, SRL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	13	57
2028 | Atix Labs, SRL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	83	0
2028 | Gut Agency SRL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	1,371	0
2038 | Globant S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 1,099	$ 0